SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity [Table Text Block]
				Weighted
		Weighted		average
		average	Weighted	remaining
	Number of	exercise price	average fair	contractual
	options	($Cdn)	value ($Cdn)	life (in years)
Closing Balance, December 31, 2019	1,040,000	0.065	0.065	4.49
Closing Balance, December 31, 2020	1,040,000	0.065	0.065	3.49
Closing Balance, December 31, 2021	1,040,000	0.065	0.065	2.49